Summary of Maturity Analysis of Lease Payments (Detail) $ in Thousands	Dec. 31, 2025 CAD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease receipts	$ 666,625
Undiscounted finance lease receipts	6,404
Unearned finance income on finance lease receipts	(1,062)
Net investment in finance lease	5,342
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease receipts	389,349
Undiscounted finance lease receipts	962
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease receipts	277,276
Undiscounted finance lease receipts	3,792
More than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted finance lease receipts	$ 1,650